As filed with the Securities and Exchange Commission on August 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
 (Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments
June 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.2%
	Alternative Energy - 1.2%
7,300	EnerNOC, Inc. (a)	$278,349
8,100	JA Solar Holdings Co Ltd. - ADR (a) (b)	273,213
		551,562
	Commercial Services - 8.1%
5,610	Focus Media Holding Limited - ADR (a) (b)	283,305
13,400	Huron Consulting Group Inc. (a)	978,334
29,100	Kforce Inc. (a)	465,018
19,600	Korn/Ferry International (a)	514,696
38,200	L-1 Identity Solutions, Inc. (a) (b)	781,190
4,300	New Oriental Education & Technology Group, Inc. - ADR (a) (b)	230,996
9,800	VistaPrint Limited (a) (b)	374,850
		3,628,389
	Communications - 8.0%
16,100	Atheros Communications (a)	496,524
15,650	Cbeyond Communications, Inc. (a)	602,682
16,400	Cogent Communications Group, Inc. (a)	489,868
9,400	Comtech Telecommunications Corp. (a)	436,348
15,400	Novatel Wireless, Inc. (a)	400,708
20,700	Riverbed Technology, Inc. (a)	907,074
9,200	Synchronoss Technologies, Inc. (a)	269,928
		3,603,132
	Consumer Non-Durables - 9.8%
45,100	Crocs, Inc. (a)	1,940,653
5,800	Green Mountain Coffee Roasters, Inc. (a)	456,692
17,600	Iconix Brand Group, Inc. (a)	391,072
25,200	J. Crew Group, Inc. (a)	1,363,068
5,000	The Men's Wearhouse, Inc.	255,350
		4,406,835
	Electronics - 4.4%
7,900	Dolby Laboratories Inc. - Class A (a)	279,739
9,000	FARO Technologies, Inc. (a)	286,740
19,400	FLIR Systems, Inc. (a)	897,250
31,000	Spectrum Control, Inc. (a)	523,280
		1,987,009
	Financial Services - 4.5%
83,334	ECapital Financial Corporation (Acquired 3/15/01; Cost $167) (a) (c)	416
3,100	FCStone Group Inc. (a)	177,661
11,800	GFI Group Inc. (a)	855,264
28,051	VeriFone Holdings, Inc. (a)	988,798
		2,022,139
	Health Care Services & Supplies - 3.6%
9,800	Healthcare Services Group, Inc.	289,100
18,900	HealthExtras, Inc. (a)	559,062
19,300	Meridian Bioscience, Inc.	418,038
14,700	TomoTherapy Inc. (a)	322,224
		1,588,424
	Internet Services - 7.3%
7,700	Equinix, Inc. (a)	704,319
8,400	LoopNet, Inc. (a)	195,972
20,700	Priceline.com Incorporated (a)	1,422,918
30,800	Shanda Interactive Entertainment Ltd. - ADR (a) (b)	954,800
		3,278,009

Shares		Value
	Machinery - 5.5%
12,800	AAR CORP. (a)	$422,528
7,800	DXP Enterprises, Inc. (a)	333,450
17,900	Robbins & Myers, Inc.	951,027
15,700	Stratasys, Inc. (a)	737,586
		2,444,591
	Materials - 0.5%
5,300	Zoltek Companies, Inc. (a)	220,109

	Medical Products & Equipment - 0.8%
78,000	Cambridge Heart, Inc. (a)	337,740

	Oil & Gas Services - 16.8%
11,100	Alon USA Energy, Inc.	488,511
15,300	Arena Resources, Inc. (a)	889,083
8,900	Atwood Oceanics, Inc. (a)	610,718
20,927	Cal Dive International, Inc. (a)	348,016
15,700	Complete Production Services, Inc. (a)	405,845
14,400	Core Laboratories N.V. (a) (b)	1,464,336
13,100	Geokinetics Inc. (a)	406,493
18,300	Gulfport Energy Corp. (a)	365,634
19,300	Oceaneering International, Inc. (a)	1,015,952
11,400	Superior Offshore International, Inc. (a)	207,480
20,000	T-3 Energy Services, Inc. (a)	669,000
10,200	W-H Energy Services, Inc. (a)	631,482
		7,502,550
	Retail - 8.6%
8,500	Aeropostale, Inc. (a)	354,280
8,200	Buffalo Wild Wings Inc. (a)	341,038
8,500	Chipotle Mexican Grill, Inc. (a)	724,880
4,000	Dick's Sporting Goods, Inc. (a)	232,680
11,400	Guess?, Inc.	547,656
3,800	LIFE TIME FITNESS, Inc. (a)	202,274
38,200	LJ International Inc. (a)	414,852
9,800	Volcom, Inc. (a)	491,274
14,100	Zumiez Inc. (a)	532,698
		3,841,632
	Semiconductors - 5.5%
16,400	ANADIGICS, Inc. (a)	226,156
12,400	Cavium Networks, Inc. (a)	280,488
6,100	FEI Company (a)	198,006
35,300	Sigma Designs, Inc. (a)	920,977
10,700	Tessera Technologies Inc. (a)	433,885
10,050	Varian Semiconductor Equipment Associates, Inc. (a)	402,603
		2,462,115
	Software - 15.6%
26,900	Blackboard Inc. (a)	1,133,028
45,400	Concur Technologies, Inc. (a)	1,037,390
28,500	DealerTrack Holdings Inc. (a)	1,049,940
26,300	Double-Take Software Inc. (a)	431,583
17,300	Glu Mobile Inc. (a)	240,470
25,100	Kenexa Corporation (a)	946,521
57,600	VASCO Data Security Intnernational, Inc. (a)	1,310,976
33,850	Vocus, Inc. (a)	849,974
		6,999,882
	TOTAL COMMON STOCKS (Cost $35,279,313)	44,874,118

Principal
Amount			Value
		SHORT-TERM INVESTMENTS - 0.4%
		Variable Rate Demand Notes (d) - 0.4%
$162,084		Wisconsin Corporate Central Credit Union - 4.99%	$162,084
		TOTAL SHORT-TERM INVESTMENTS (Cost $162,084)	162,084
		Total Investments (Cost $35,441,397) - 100.6%	45,036,202
		Liabilities in Excess of Other Assets - (0.6)%	(248,629)
		TOTAL NET ASSETS - 100.0%	$44,787,573

ADR	American Depository Receipt
(a)	Non-income producing security.
(b) Foreign security.
(c)	Illiquid security - acquired through private placement.
(d)	Variable rate security. The rate listed is as of June 30, 2007.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of investments		$35,441,397
Gross unrealized appreciation		$9,718,792
Gross unrealized depreciation		(123,987)
Net unrealized appreciation		$9,594,805

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on the review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Rockland Funds Trust

By (Signature and Title)   /s/ Richard Gould
Richard Gould, President

Date    8/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By (Signature and Title)   /s/ Richard Gould
Richard Gould, President and Treasurer

Date   8/29/2007